Debt (details) - Line of Credit - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Line of credit
Years from effective date to expiration date of previous universal shelf registration statement	3 years
Line of credit [Member]
Line of credit
Credit agreement, term (in years)	5 years
Credit agreement, maximum borrowing capacity	$ 1,000
Credit agreement, covenant terms	Pursuant to the credit agreement covenants, the Company must maintain a minimum consolidated net worth, defined as shareholders' equity determined in accordance with GAAP plus (a) trust preferred securities (not to exceed 15% of total capital) and (b) mandatorily convertible securities (combined with trust preferred securities, not to exceed 25% of total capital) less goodwill and other intangible assets, of $13.73 billion. In addition, the credit agreement contains other customary restrictive covenants as well as certain customary events of default, including with respect to a change in control, which is defined to include the acquisition of 35% or more of the Company's voting stock and certain changes in the composition of the Company's board of directors.
Credit agreement, threshold of consolidated net worth	$ 13,730
Credit agreement, compliance	At December 31, 2016, the Company was in compliance with these covenants.
Line of credit [Member] | Minimum [Member]
Line of credit
Percentage of Company's voting stock acquired by outside entity that would be considered a change in control	35.00%
Line of credit [Member] | Maxiumum [Member]
Line of credit
Maximum percentage of trust preferred securities relative to total capital in determining consolidated net worth	15.00%
Maximum percentage of trust preferred securities and mandatorily convertible securities relative to total capital in determining consolidated net worth	25.00%
Line of credit [Member] | LIBOR [Member]
Line of credit
Credit agreement, cost of borrowing, basis points above LIBOR	1.125%
Line of credit [Member] | LIBOR [Member] | Minimum [Member]
Line of credit
Credit agreement, cost of borrowing, basis points above LIBOR	0.875%
Line of credit [Member] | LIBOR [Member] | Maxiumum [Member]
Line of credit
Credit agreement, cost of borrowing, basis points above LIBOR	1.50%
Commercial Paper [Member]
Line of credit
Credit agreement, maximum borrowing capacity	$ 800
Commercial Paper [Member] | Minimum [Member]
Line of credit
Interest rate on commercial paper	0.35%	0.09%
Commercial Paper [Member] | Maxiumum [Member]
Line of credit
Interest rate on commercial paper	0.55%	0.30%